Shareholders’ Deficit (Details) - USD ($)				1 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Nov. 07, 2024	Jun. 17, 2024	Mar. 11, 2024	Aug. 31, 2024	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2025	Jun. 11, 2026	Jun. 20, 2024
Shareholders’ Deficit [Line Items]
Preference shares, shares authorized					5,000,000	5,000,000	5,000,000
Preference shares, par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, share issued
Preference shares, share outstanding
Value issued (in Dollars)						$ 25,000
Percentage voted for appointment of directors					50.00%		50.00%
Percentage of affirmative votes					90.00%		90.00%
Warrants outstanding					13,000,000	13,000,000	13,000,000
Warrants term							5 years
Business days	20 days	20 days					3 days
Trading days							10 days
Outstanding of public warrants (in Dollars per share)							$ 0.01
Period of notice of redemption					30 days
Redemption of warrants price (in Dollars per share)							$ 18
Public Warrants [Member]
Shareholders’ Deficit [Line Items]
Warrants outstanding						8,000,000	8,000,000
Business days					3 days
Trading days					10 days
Outstanding of public warrants (in Dollars per share)					$ 0.01
Redemption of warrants price (in Dollars per share)					$ 18
Commencing period					30 days
Private Warrants [Member]
Shareholders’ Deficit [Line Items]
Warrants outstanding							5,000,000
Private Placement Warrants [Member]
Shareholders’ Deficit [Line Items]
Warrants outstanding						5,000,000
Exercise price (in Dollars per share)							$ 1
Warrants term							5 years		5 years
Initial Business Combination [Member]
Shareholders’ Deficit [Line Items]
Warrants outstanding							13,000,000
Warrants term					5 years
Initial Business Combination [Member] | Public Warrants [Member]
Shareholders’ Deficit [Line Items]
Warrants outstanding					8,000,000		8,000,000
Initial Business Combination [Member] | Private Warrants [Member]
Shareholders’ Deficit [Line Items]
Warrants outstanding					5,000,000
Initial Business Combination [Member] | Private Placement Warrants [Member]
Shareholders’ Deficit [Line Items]
Warrants outstanding							5,000,000
Minimum [Member]
Shareholders’ Deficit [Line Items]
Trading days							20 days
Minimum [Member] | Public Warrants [Member]
Shareholders’ Deficit [Line Items]
Trading days					20 days
Maximum [Member]
Shareholders’ Deficit [Line Items]
Trading days							30 days
Maximum [Member] | Public Warrants [Member]
Shareholders’ Deficit [Line Items]
Trading days					30 days
Over-Allotment Option [Member]
Shareholders’ Deficit [Line Items]
Issued price per share (in Dollars per share)							$ 10
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Common shares shares issued					5,621,621
Common shares, shares authorized					500,000,000	500,000,000	500,000,000
Common shares, par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares outstanding					5,621,621
Temporary equity shares outstanding					3,923,923	16,000,000	16,000,000
Percentage of aggregate shares					26.00%		26.00%
Number of vote share					1		1
Business days	60 days	60 days
Trading days					10 days		10 days
Class A Ordinary Shares [Member] | Public Warrants [Member]
Shareholders’ Deficit [Line Items]
Holder to purchase warrant entitles							1
Exercise price (in Dollars per share)							$ 11.5
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Shareholders’ Deficit [Line Items]
Holder to purchase warrant entitles							1
Exercise price (in Dollars per share)							$ 11.5
Class A Ordinary Shares [Member] | Warrants [Member]
Shareholders’ Deficit [Line Items]
Holder to purchase warrant entitles							1
Exercise price (in Dollars per share)							$ 11.5
Class A Ordinary Shares [Member] | Initial Business Combination [Member] | Public Warrants [Member]
Shareholders’ Deficit [Line Items]
Holder to purchase warrant entitles									1
Exercise price (in Dollars per share)									$ 11.5
Class A Ordinary Shares [Member] | Initial Business Combination [Member] | Warrants [Member]
Shareholders’ Deficit [Line Items]
Holder to purchase warrant entitles					1
Exercise price (in Dollars per share)					$ 11.5
Class A Ordinary Shares [Member] | Sponsor [Member]
Shareholders’ Deficit [Line Items]
Common shares shares issued								5,621,621
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Common shares shares issued					1	5,621,622	5,621,622
Common shares, shares authorized					50,000,000	50,000,000	50,000,000
Common shares, par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares outstanding					1	5,621,622	5,621,622
Class B Ordinary Shares [Member] | Sponsor [Member]
Shareholders’ Deficit [Line Items]
Number of shares issued			6,060,811
Value issued (in Dollars)			$ 25,000
Issued price per share (in Dollars per share)			$ 0.004
Class B Ordinary Shares [Member] | Founder Shares [Member]
Shareholders’ Deficit [Line Items]
Subject to forfeiture shares			790,541
Number of shares forfeited				439,189
Number of shares forfeited				439,189
Class B Ordinary Shares [Member] | Sponsor [Member] | Founder Shares [Member]
Shareholders’ Deficit [Line Items]
Number of shares issued			6,060,811
Value issued (in Dollars)			$ 25,000
Issued price per share (in Dollars per share)			$ 0.004
Founder shares as percentage of issued and outstanding			26.00%
Class B Ordinary Shares [Member] | Over-Allotment Option [Member] | Founder Shares [Member]
Shareholders’ Deficit [Line Items]
Founder shares as percentage of issued and outstanding			26.00%